Share-based Compensation - Stock option plan (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation.
Unrecognized compensation expenses related to unvested awards granted	¥ 89.6	¥ 79.5	¥ 77.0
Weighted average grant date fair value of options granted	¥ 0.00	¥ 0.00	¥ 1.8692